Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 2.7%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(a)	$550	$556,250
Series A, 5.00%, 07/01/39(a)	465	470,203
Series A, (BAM), 4.00%, 06/01/44	730	738,725
Series A, 5.00%, 07/01/49(a)	525	525,535
Series A, 5.00%, 07/01/54(a)	405	401,469
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	535	558,348
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	800	801,833
Maricopa County Industrial Development Authority, Refunding RB(a)
5.00%, 07/01/39	195	197,080
5.00%, 07/01/54	450	437,305
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,450	2,711,006

		7,397,754

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	1,370	1,263,243

California — 17.5%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(b)	1,545	1,579,256
California Community Housing Agency, RB, M/F Housing(a)
Series A, 5.00%, 04/01/49	200	171,897
Series A-2, 4.00%, 08/01/47	1,300	1,045,772
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	780	757,031
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	592	566,743
Series 2021-1, Class A, 3.50%, 11/20/35	660	645,869
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,462,497
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,260	1,303,690
Series I, 5.50%, 11/01/30	5,000	5,227,840
Series I, 5.50%, 11/01/31	3,130	3,268,709
Series I, 5.50%, 11/01/33	3,000	3,142,098
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	130	97,533
CSCDA Community Improvement Authority, RB, M/F Housing(a)
5.00%, 09/01/37	105	94,685
Class 2, 4.00%, 06/01/58	1,070	847,015
Senior Lien, 3.13%, 06/01/57	720	501,986
Class 2, Senior Lien, 4.00%, 12/01/58	845	678,735
CSCDA Community Improvement Authority, RB, S/F Housing, 3.00%, 03/01/57(a)	415	293,599
Golden State Tobacco Securitization Corp., Refunding RB(c)
Series A-1, 5.00%, 06/01/47	1,555	1,559,959
Series A-2, 5.00%, 06/01/22	435	436,382
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Subordinate, 0.00%, 06/01/66(d)	3,665	401,486
Kern Community College District, GO, Series C, 5.50%, 11/01/33(c)	2,445	2,562,101

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/38(c)	$5,905	$6,094,296
Series J, 5.25%, 05/15/38	1,675	1,720,413
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40(c)	4,500	4,918,878
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,800	1,845,938
Series A, AMT, 5.25%, 05/01/33	1,410	1,439,692
Series A, AMT, 5.00%, 05/01/44	1,860	1,900,288
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, 5.00%, 05/01/52	1,185	1,255,627
State of California, Refunding GO, 5.00%, 12/01/46	680	765,380
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	976,149

		47,561,544

Colorado — 2.4%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,556,895
Series A, AMT, 5.50%, 11/15/30	565	586,042
Series A, AMT, 5.50%, 11/15/31	675	699,915
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	790	803,036
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	1,050	1,030,196
E-470 Public Highway Authority, Refunding RB, Series B, 0.89%, 09/01/39(b)	260	253,006
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/49	925	835,469
STC Metropolitan District No.2, Refunding GOL, Series A, 5.00%, 12/01/38	715	724,772

		6,489,331

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series I-1, 5.00%, 07/01/42	1,015	1,071,763
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,836,259

		2,908,022

Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	1,400	1,543,979

Florida — 17.3%
Capital Trust Agency, Inc., RB(a)
5.50%, 06/01/57	165	153,088
Series A, 5.00%, 06/01/45	465	426,556
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,113,759
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.13%, 10/01/38(c)	5,665	5,874,469
Series A, AMT, 5.00%, 10/01/45	1,440	1,491,273
County of Miami-Dade Florida Aviation Revenue, Refunding RB(c)
Series A, AMT, 5.00%, 10/01/31	5,155	5,224,464
Series A, AMT, 5.00%, 10/01/32	5,000	5,068,405

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/29(c)	$3,130	$3,259,757
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.38%, 10/01/33	1,765	1,841,070
Series A, 5.50%, 10/01/42	3,000	3,135,921
Series B, AMT, 6.00%, 10/01/23	1,060	1,114,834
Series B, AMT, 6.25%, 10/01/23	800	841,986
County of Miami-Dade Seaport Department, Refunding RB, Series B-1, AMT, Subordinate, 4.00%, 10/01/46	545	519,467
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	735	593,683
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	237,776
4.20%, 05/01/50	450	390,164
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	470	477,977
Series A, AMT, 5.00%, 08/01/29(b)	190	190,791
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	260	263,086
Hillsborough County Aviation Authority, ARB, AMT, 4.00%, 10/01/52	2,035	1,900,537
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(c)	2,995	3,121,224
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	65	65,105
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	632,269
4.00%, 05/01/50	640	575,155
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	230	252,699
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	2,017,678
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/32(c)	1,805	1,864,005
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	380	349,493

		46,996,691

Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	815	829,835
Georgia Ports Authority, ARB, 4.00%, 07/01/51	2,220	2,225,182
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,061,658
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	1,420	1,506,930

		5,623,605

Hawaii — 1.8%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	2,888,687
State of Hawaii Airports System Revenue, ARB COP
AMT, 5.25%, 08/01/25	740	764,729
AMT, 5.25%, 08/01/26	1,205	1,243,498

		4,896,914

Security	Par (000)	Value

Illinois — 11.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/37	$950	$992,925
Series A, 5.00%, 12/01/38	390	409,285
Series A, 5.00%, 12/01/39	1,050	1,101,747
Series A, 5.00%, 12/01/47	455	470,427
Chicago Midway International Airport, Refunding ARB
Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,140	1,161,196
Series A, AMT, 2nd Lien, 5.50%, 01/01/28	1,000	1,019,225
Series A, AMT, 2nd Lien, 5.50%, 01/01/29	1,500	1,528,374
Series A, AMT, 2nd Lien, 5.38%, 01/01/33	2,000	2,034,268
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	735	762,341
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,985	2,989,286
Cook County Community College District No. 508, GO
5.25%, 12/01/30	1,270	1,308,602
5.50%, 12/01/38	1,205	1,241,402
5.25%, 12/01/43	2,960	3,025,659
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	1,305	1,316,241
Series C, 5.00%, 02/15/41	975	1,030,642
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,300	1,293,527
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,090	1,114,216
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	675	627,528
State of Illinois, GO
5.25%, 02/01/31	1,495	1,556,392
5.25%, 02/01/32	2,320	2,415,271
5.50%, 07/01/33	1,000	1,032,618
5.50%, 07/01/38	700	722,833
Series A, 4.00%, 03/01/41	50	46,872
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/45(a)	715	717,136

		29,918,013

Indiana — 0.4%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	300	297,931
Series A, 5.00%, 06/01/51	220	210,891
Series A, 5.00%, 06/01/56	190	179,146
Series A, AMT, 5.00%, 07/01/40(c)	460	473,431

		1,161,399

Iowa — 1.2%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	3,350	3,394,247

Kentucky — 0.1%
City of Henderson KY, RB, AMT, 4.70%, 01/01/52(a)	425	401,217

Louisiana — 0.9%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,323,209

Maryland — 3.4%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,614,351

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	$1,360	$1,364,865
Maryland Stadium Authority, RB, (NPFGC), 5.00%, 05/01/34	4,780	5,297,836

		9,277,052

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	997,839
Series A, 5.00%, 01/01/47	420	439,609
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	745	791,701

		2,229,149

Michigan — 3.2%
Michigan Finance Authority, Refunding RB
1.33%, 04/15/47(b)	2,910	2,910,000
4.00%, 09/01/50	445	414,728
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	175	164,534
Series A, 2.55%, 10/01/51	3,540	2,609,012
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	895	914,925
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	1,690	1,737,378

		8,750,577

Minnesota — 0.4%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	961,901

Mississippi — 2.5%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,359,081
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/38(c)	1,000	1,038,535
State of Mississippi, RB
Series A, 5.00%, 10/15/37	565	616,570
Series A, 4.00%, 10/15/38	2,815	2,854,872

		6,869,058

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	130	127,968
Series B-2, 3.60%, 12/01/47	195	196,812

		324,780

Nevada — 4.1%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,190,550
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	120	116,301
4.00%, 06/01/44	335	315,789
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,720,690
Series A-1, (AGM), 4.00%, 06/01/46	2,910	2,935,332
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	2,065	2,279,605
Series A, 5.00%, 06/01/37	500	550,856

Security	Par (000)	Value

Nevada (continued)
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	$275	$290,771
5.00%, 07/01/45	340	354,477
5.00%, 07/01/51	365	376,562

		11,130,933

New Hampshire(a)(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	415	343,757
Series B, AMT, 3.75%, 07/01/45	670	552,932

		896,689

New Jersey — 10.6%
New Jersey Economic Development Authority, RB
5.00%, 06/15/36	810	866,280
Series A, 5.00%, 06/15/47	2,500	2,617,360
Series LLL, 5.00%, 06/15/34	635	678,349
AMT, (AGM), 5.00%, 01/01/31	1,355	1,409,292
AMT, 5.38%, 01/01/43	1,940	1,984,779
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,195	1,166,786
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,399,803
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,930	1,910,007
New Jersey Transportation Trust Fund Authority, RB
4.00%, 06/15/46	1,500	1,415,147
Series AA, 5.50%, 06/15/39	3,040	3,108,111
Series BB, 4.00%, 06/15/50	1,775	1,683,021
Series S, 5.25%, 06/15/43	2,980	3,194,471
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	2,735	2,901,841
State of New Jersey, GO, Series A, 4.00%, 06/01/31	870	909,873
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	2,355	2,495,189
Sub-Series B, 5.00%, 06/01/46	870	923,515

		28,663,824

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	170	175,684

New York — 2.5%
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	1,550	1,581,947
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	740	698,661
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/47	510	565,207
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	960	969,345
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	345	366,378
AMT, 5.00%, 10/01/40	975	1,019,399
AMT, 4.00%, 10/31/46	605	601,586
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	947,545

		6,750,068

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.5%
North Carolina Medical Care Commission, RB
4.00%, 09/01/41	$100	$100,117
4.00%, 09/01/46	100	100,121
4.00%, 09/01/51	130	130,158
Series A, 4.00%, 10/01/50	195	175,008
Series A, 5.00%, 10/01/50	515	539,435
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	270	310,399

		1,355,238

North Dakota — 0.2%
University of North Dakota COP, Series A, (AGM), 4.00%, 06/01/46	510	520,548

Ohio — 3.6%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	460,740
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,080	3,966,939
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	255	255,976
4.00%, 07/01/51	220	220,872
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,500	2,555,415
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,208,311

		9,668,253

Oregon — 0.4%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,169,465

Pennsylvania — 10.6%
Allegheny County Hospital Development Authority, RB, 1.46%, 11/15/47(b)	1,040	1,040,000
Altoona Area School District, GO, (BAM, SAW), 5.00%, 12/01/25(c)	185	200,328
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37(c)	2,500	2,582,392
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	91,344
4.00%, 07/01/51	100	90,482
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	740	717,636
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,215	1,199,723
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 05/01/52	3,390	3,706,958
Series A, 5.00%, 09/01/48	1,690	1,799,003
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	210	164,930
Series 125B, AMT, 3.65%, 10/01/42	3,000	2,798,037
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,441,968
Series A, Subordinate, 5.00%, 12/01/39	1,330	1,438,484
Series A, Subordinate, 5.00%, 12/01/44	2,290	2,460,948
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	2,490	2,714,596

Security	Par (000)	Value

Pennsylvania (continued)
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	$1,485	$1,624,531
(SAW), 5.00%, 03/01/43	1,100	1,199,095
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,408,285

		28,678,740

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,882	3,930,214
Series A-1, Restructured, 5.00%, 07/01/58	5,266	5,390,172
Series A-2, Restructured, 4.33%, 07/01/40	1,279	1,268,267
Series A-2, Restructured, 4.78%, 07/01/58	264	268,481
Series B-1, Restructured, 4.75%, 07/01/53	407	411,983
Series B-2, Restructured, 4.78%, 07/01/58	394	398,728
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,757	1,336,512

		13,004,357

South Carolina — 5.8%
Charleston County Airport District, ARB
Series A, AMT, 6.00%, 07/01/38	2,940	3,041,924
Series A, AMT, 5.50%, 07/01/41	2,500	2,552,775
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(c)	3,760	3,936,171
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	825	736,771
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,360	1,460,666
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/50(c)	1,870	2,002,684
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,024,981
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/46	1,000	1,029,314

		15,785,286

Tennessee — 1.2%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,166,275

Texas — 9.1%
City of Beaumont Texas, GO, 5.25%, 03/01/37(c)	2,345	2,407,480
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	395	395,897
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	225	238,038
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	2,010	2,178,669
Series A, AMT, 5.00%, 07/01/27	220	231,918
Sub-Series A, AMT, 4.00%, 07/01/35	510	511,868
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,220,143
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	440	444,006
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,775	1,894,513
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	1,070	1,099,222

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Spring Branch Independent School District, GO, (PSF- GTD), 3.00%, 02/01/33	$1,000	$975,908
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	2,500	2,711,630
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	255,722
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/29	1,165	1,253,277
5.00%, 12/15/30	5,195	5,612,174
5.00%, 12/15/31	1,770	1,915,839
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	360	371,099

		24,717,403

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	170	163,198
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	325	328,368

		491,566

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,757,459

Virginia — 1.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	924,951
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,000	4,129,496

		5,054,447

Washington — 3.3%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	660	688,719
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	2,485	2,615,604
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,105,681
Series B, 5.00%, 07/01/38	1,155	1,271,424
State of Washington, GO, Series C, 5.00%, 02/01/36	3,000	3,303,669

		8,985,097

Wisconsin — 2.2%
Public Finance Authority, RB
5.00%, 06/15/51(a)	550	476,072
5.00%, 10/15/51(a)	210	194,933
Series A, 4.00%, 11/15/37	175	179,848
Series A, 5.00%, 11/15/41	330	362,932
Series A, 5.00%, 07/01/55(a)	305	305,030
Series A, 5.00%, 10/15/55(a)	955	961,001
Series A-1, 4.50%, 01/01/35(a)	520	479,031
Public Finance Authority, Refunding RB
5.00%, 09/01/49(a)	285	282,210
Series A, 5.00%, 11/15/49	570	604,891
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,251,804

		6,097,752

Security	Par (000)	Value

Wyoming — 0.2%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/42(c)	$570	$631,237

Total Municipal Bonds — 132.6% (Cost: $363,651,896)		359,992,006

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 3.0%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	7,499	8,101,775

Colorado(f) — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	3,262	3,537,084
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	1,710	1,619,834

		5,156,918

Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,061	3,213,482

Florida — 1.8%
Miami-Dade County Seaport Department, Refunding RB, (AGM), 4.00%, 10/01/49	4,995	5,038,849

Illinois — 3.4%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	760	761,586
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,980	2,067,435
Series B, 5.00%, 01/01/40	6,148	6,456,588

		9,285,609

Louisiana — 3.4%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	3,015	3,042,724
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	6,057	6,112,717

		9,155,441

Maryland — 5.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	2,499	2,667,213
Maryland Stadium Authority, RB, (NPFGC), 5.00%, 05/01/47	9,817	10,840,620

		13,507,833

Michigan(f) — 2.5%
Michigan Finance Authority, RB
4.00%, 02/15/47	3,728	3,648,463
Series A, 4.00%, 02/15/44	3,332	3,261,671

		6,910,134

New York — 2.2%
New York City Water & Sewer System, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	5,983,223

Pennsylvania — 6.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	3,600	3,670,673
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	4,996	4,807,511

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(f)	$5,929	$6,041,626
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,071,533

		16,591,343

Texas — 1.6%
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38(c)	4,297	4,417,936

Virginia — 1.5%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(f)	3,720	3,979,820

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.6% (Cost: $93,514,390)		91,342,363

Total Long-Term Investments — 166.2% (Cost: $457,166,286)		451,334,369

	Shares

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.25%(g)(h)	8,108,292	8,108,292

Total Short-Term Securities — 3.0% (Cost: $8,107,697)		8,108,292

Total Investments — 169.2% (Cost: $465,273,983)		459,442,661

Liabilities in Excess of Other Assets — (0.4)%		(873,705)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.6)%		(56,023,860)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.2)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$271,545,096

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2024 to August 1, 2027, is $17,624,010.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$8,109,526	(a)	$—	$(1,829)	$595	$8,108,292	8,108,292	$2,453	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	58	06/21/22	$ 6,905	$209,384
U.S. Long Bond	44	06/21/22	6,182	344,120
5-Year U.S. Treasury Note	74	06/30/22	8,330	156,011

				$709,515

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$359,992,006	$—	$359,992,006
Municipal Bonds Transferred to Tender Option Bond Trusts	—	91,342,363	—	91,342,363
Short-Term Securities
Money Market Funds	8,108,292	—	—	8,108,292

	$8,108,292	$451,334,369	$—	$459,442,661

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$709,515	$—	$—	$709,515

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	—	$(55,971,131)	$—	$(55,971,131)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(186,971,131)	$—	$(186,971,131)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	8